Summary of Significant Accounting Policies (Details)			12 Months Ended
	Nov. 16, 2023 $ / shares shares	Jul. 01, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net loss			¥ (157,000,000)	$ (21,507,690)	¥ (272,088,484)	¥ (231,338,217)
Net cash used in operating activities			(112,900,000)	(15,468,224)	(89,350,546)	(37,083,065)
Accumulated deficit			(1,810,000,000)		(1,644,382,306)		$ (248,596,271)
Cash equivalent			61,000,000
Restricted cash					497,108	70,102,863		$ 70,016	¥ 63,757,000
Impairment for intangible assets			18,720,464	2,564,693
Percentage of investment owned		60.00%
Percentage of net profit		60.00%
Advertising expenses			1,200,000		1,700,000	2,900,000
Financial subsidies received			1,912,396	$ 261,997	421,449	1,599,746
Employee benefits			¥ 2,000,000		¥ 2,200,000	¥ 3,800,000
Statutory surplus fund percentage			25.00%	25.00%	25.00%	25.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			1 year 6 months				1 year 6 months
Percentage of value of derivative assets		40.00%
Statutory surplus fund percentage			10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			11 years				11 years
Percentage of value of derivative assets		60.00%
Statutory surplus fund percentage			50.00%	50.00%
PRC Government Authorities [Member]
Summary of Significant Accounting Policies [Line Items]
Financial subsidies received			¥ 400,000		¥ 100,000	¥ 200,000
Acquisition of YJW [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate		60.00%
Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power			50.00%				50.00%
Share consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares, issued (in Shares) | shares	16
Common stock, shares, outstanding (in Shares) | shares	16
Par value of one share of same class (in Dollars per share) | $ / shares	$ 0.001
Common stock, par value (in Dollars per share) | $ / shares	$ 0.016
Fujian Yujiaweng Food Co. Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		60.00%
Fujian Keke Food Co. Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		40.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate			1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate			7.2993				7.2993